GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

8515 East Orchard Road

Greenwood Village, CO 80111

December 19, 2011

VIA EDGAR AND E-MAIL

Patrick Scott

Senior Counsel

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-4644

RE:	Great-West Life & Annuity Insurance Company (“Company”)
Great-West Smart TrackSM Variable Annuity
File No. 333-176926

Dear Mr. Scott

On behalf of Great-West Life & Annuity Insurance Company (the “Company”), enclosed for your convenience is a courtesy copy of the prospectus as filed on Form N-4/A under the Securities Act of 1933 (the “Prospectus”). For your convenience, the enclosed copy has been marked to highlight changes made from the initial registration statement.

The Prospectus incorporates changes made in response to comments raised by the Commission staff by letter dated November 22, 2011 on the registration statement originally filed with the Commission on September 20, 2011.

The following paragraphs provide the Company’s response to each comment raised by the Commission staff. For the staff’s convenience, each of the staff’s comments is set forth in full below, and then the response follows.

I.	Prospectus

Comment A. Fee Tables

1.

Under “Series Account Annual Expenses,” there is a caption for “Total Series Account Annual Expenses.” Because there is only one charged based on the death benefit option selected, the “total” is very confusing. Please edit the presentation.

Response: Comment complied with on page 10 of the prospectus by revising the table to show the Death Benefit Options available and highlighting the maximum Mortality and Expense (“M&E”) charges applicable.

Securities and Exchange Commission

December 19, 2011

2.	Please incorporate the last table on the page into the prior table so that the presentation mirrors the requirement of Form N-4. See, Item 3(a) of Form N-4.

Response: Comment complied with on page 10 of the prospectus by revising the table as requested.

3.

The preamble to the example on page 11 discloses that the example assumes no transfer, and that such an assumption would increase the expenses shown. As no transfer or similar fees are disclosed in the fee table, please explain to the staff how this is so.

Response: Comment complied with on pages 11-13 of the prospectus by revising the preamble to the Examples such that transfer charges are not listed as factors which may impact actual expenses.

Comment B. Guaranteed Lifetime Withdrawal Benefit

1.

Please disclose how the Covered Fund Value relates to the benefit for which the Guarantee Benefit Fee covers. At the time the Guarantee Benefit Fee is calculated, is the Benefit Base equal to the Covered Fund Value?

Response: Comment complied with by adding additional disclosure related to the Covered Fund Value under the headings Guarantee Benefit Fee, Covered Fund Value, The Benefit Base and Annual Adjustments to Your Benefit Base on pages 42-44 of the prospectus.

2.

The disclosure states that the Company may change this fee at any time within the minimum and maximum ranges described on thirty (30) days written notice. Please describe the circumstances that will cause the Company to raise or lower the fee.

Response: Comment complied with by adding additional disclosure under the Guarantee Benefit Fee heading on page 42.

3.

The description of the GAW Phase (page 45), includes a number of important procedures and rules that an investor must follow in order to avoid being penalized. Consider highlighting (e.g., with bold font) some of the more important requirements; furthermore, consider cross-referencing the discussion in the definition of the GAW Phase, in that section, since the defined term implies that the GAW Phase is purely temporal, whereas it appears that unless the phase is elected or initiated, it effectively does not begin.

Response: Comment complied with by adding bold font to the more important requirements listed under the GAW Phase heading on pages 45 and 46 of the prospectus. Additional changes clarifying how the GAW Phase begins were made to the definition of “GAW Phase” on page 7 of the prospectus.

Securities and Exchange Commission

December 19, 2011

4.

In the paragraph on Calculation of the GAW, consider using the active tense so that it is clear that the GAW Phase is initiated by the investor. As written in the passive tense, a reader of the disclosure would have to look elsewhere to figure out (or be reminded) that the GAW Phase requires action and does not happen by default.

Response: Comment complied with by revising the text under the heading Calculation of Guaranteed Annual Withdrawals on page 47.

II.	SAI, Exhibits, Part C

A.	Financial Schedules: Please include the financial statements of the Registrant as required by Item 23 of Form N-4.

Response: Financial statements are included in this filing.

B.

Financial Statements, Exhibits, and Certain Other Information: Any required financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement.

Response: Financial statements and required exhibits are included in this filing.

Representations.

Please direct any question or comment to me at 303-737-4225 or to Keith Grindstaff at 303-737-2013.

Very truly yours,

/s/ Valerie L. Ruppel

Valerie L. Ruppel
Counsel

CC: Mr. Patrick Scott (via email)